Prepayments	12 Months Ended
Jun. 30, 2013
Prepayments Disclosure [Abstract]
Prepayments

Note 8 – Prepayments

Prepayments consisted of the following:

	June 30, 2013	June 30, 2012
Land use rights	$11,349,040	$11,110,556
Construction	50,213,850	24,961,297
Total	$61,562,890	$36,071,853

Prepayments for land use rights

Prepayments for land use rights are advances made in connection with acquiring land use rights to expand the site of the Company’s new coking plant that is still under construction. Such prepayments were paid to the former occupants of the land underlying the land use rights, and are not refundable.  As of June 30, 2013 and 2012, such prepayments amounted to $11,349,040 and $11,110,556, respectively. The Company is in the process of registering the land use right certificates with the relevant authorities and expects to complete such registrations by December 31, 2013, at an estimated total cost of $11,819,490 (RMB 73,050,000).

Prepayments for construction

Prepayments for construction consisted of the following:

	June 30, 2013	June 30, 2012
Baofeng new coking plant (1)	$20,475,010	$20,526,097
Hongchang new mining tunnels (2)	1,294,400	1,267,200
Hongchang safety instruments (3)	3,236,000	3,168,000
Xingsheng safety instruments (4)	14,092,780	-
Hongchang mine consolidation (5)	11,115,660	-
Total	$50,213,850	$24,961,297

(1)	At June 30, 2013, the Company made prepayments of approximately $20.5 million (RMB 126.5 million) toward construction of its new coking plant.

(2)	The Company made prepayments of approximately $1.29 million (RMB 8 million) during the year ended June 30, 2010 for constructing new mining tunnels at Hongchang coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities.

(3)	The Company made prepayments of approximately $3.24 million (RMB 20 million) during May 2012 for upgrading the safety equipment at Hongchang coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities.

(4)	The Company made prepayments of approximately $14.1 million (RMB 87.1 million) in August and September 2012 for upgrading the safety equipment at Xingsheng coal mine. As of June 30, 2013, this project had not commenced, but the Company expects to do so after obtaining approval from the relevant authorities.

(5)	The Company made prepayments of approximately $11.1 million (RMB 68.7 million) during August and September 2012 for consolidating Hongchang, Shunli and Shuangrui coal mines. As of June 30, 2013, this project had not commenced, but the Company expects to do so after approval from the relevant authorities, which approval is expected by the end of June 2014.